Accumulated Other Comprehensive Income (Components of Accumulated Other Comprehensive Income) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	$ 13,291	$ 12,088
Net current period OCI	(388)	956
Ending Balance	13,396	13,291
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	1,261	305
OCI before reclassifications	(539)	890
Amounts reclassified from AOCI	151	66
Net current period OCI	(388)	956
Ending Balance	873	1,261
Unrealized gain (loss) on translation of self-sustaining foreign operations
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	1,396	369
OCI before reclassifications	(623)	1,027
Amounts reclassified from AOCI	0	0
Net current period OCI	(623)	1,027
Ending Balance	773	1,396
Net change in net investment hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	(163)	(24)
OCI before reclassifications	82	(139)
Amounts reclassified from AOCI	0	0
Net current period OCI	82	(139)
Ending Balance	(81)	(163)
Gains (losses) on derivatives recognized as cash flow hedges
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	12	14
OCI before reclassifications	0	0
Amounts reclassified from AOCI	(2)	(2)
Net current period OCI	(2)	(2)
Ending Balance	10	12
Net change on available-for-sale investments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	0	(2)
OCI before reclassifications	2	2
Amounts reclassified from AOCI	0	0
Net current period OCI	2	2
Ending Balance	2	0
Net change in unrecognized pension and post-retirement benefit costs
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning Balance	16	(52)
OCI before reclassifications	0	0
Amounts reclassified from AOCI	153	68
Net current period OCI	153	68
Ending Balance	$ 169	$ 16